Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consist of the following (in thousands):

	As of December 31,
	2022	2023
Accrued research and development expense	$3,192	$10,289
Accrued payroll and related benefits	875	1,998
Income taxes payable	347	—
Operating lease liability, current portion	103	137
Other accrued liabilities	227	379
Total accrued liabilities	$4,744	$12,803
Accrued liabilities consist of the following (in thousands):

	June 30, 2024	December 31, 2023
Research and development accrued expense	$937	$10,289
Accrued payroll and related	1,552	1,998
Operating lease liability, current portion	649	137
Other accrued liabilities	1,039	379
Total accrued liabilities	$4,177	$12,803